Earnings per share - Calculation of Earnings Per Share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net income attributable to owners of the Company	₽ 3,651,810	₽ 5,390,677	₽ 1,748,960
Weighted average number of ordinary shares outstanding	50,263,821	50,499,021	50,206,696
Effects of dilution from:
Share options (weighted average)	1,273,388	1,356,446	1,377,708
Weighted average number of ordinary shares outstanding, adjusted for the effect of dilution	51,537,209	51,855,467	51,584,404
Earnings per share (in Russian Roubles per share)
Basic	₽ 72.65	₽ 106.75	₽ 34.84
Diluted	₽ 70.86	₽ 103.96	₽ 33.90